Noncurrent assets held for sale (Details) $ / shares in Units, R in Millions, $ in Millions, $ in Millions	Jun. 26, 2019 CAD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Assets And Liabilities Classified As Held For Sale [Line Items]
Property, plant and equipment		$ 4,023.8	R 56,735.0	$ 3,802.0	R 54,558.2	$ 3,875.1	R 53,204.7
Marathon project
Assets And Liabilities Classified As Held For Sale [Line Items]
Cash upfront payment to be received | $	$ 3.0
Shares received as consideration | shares	11,053,795
Percentage of equity interest received	12.90%
Share price of equity interest | $ / shares	$ 0.2714
Property, plant and equipment			120.7				1,270.0
Non-current assets held for sale			R 120.7				R 1,270.0
Marathon project | Gen Mining
Assets And Liabilities Classified As Held For Sale [Line Items]
Equity interest acquired	51.00%